Supplement dated June 12, 2024 to the Statutory Prospectus dated May 1, 2024, for the Pacific Choice 2 variable annuity contract issued by Pacific Life Insurance Company

The purpose of this supplement is to amend certain death benefit disclosure specific to contracts issued in California. This supplement must be preceded or accompanied by the Statutory Prospectus for your Contract, as supplemented. All information in your Prospectus dated May 1, 2024, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Statutory Prospectus unless otherwise defined herein.  "We," "us," or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting Pacific Life at (800) 722-4448, or online at www.PacificLife.com. Please retain it for future reference.

The following defined term in the SPECIAL TERMS subsection of the California State Considerations section is deleted:

Annuitant –A person on whose life annuity payments may be determined. An Annuitant’s life will also be used to determine death benefits and to determine the Annuity Date. A Contract may name a single (“sole”) Annuitant or two (“Joint”) Annuitants. If you name Joint Annuitants, “the Annuitant” means the sole surviving Annuitant, unless otherwise stated. If the Contract is a Non-Qualified Contract, you cannot change the Annuitant. You may add a Joint Annuitant only on the Annuity Date.

The defined term above in the SPECIAL TERMS subsection of the California State Considerations section is replaced with the following:

Annuitant – A person on whose life annuity payments may be determined. An Annuitant’s life will also be used to determine death benefits, if any optional death benefit riders are elected, otherwise the Owner’s life will be used. An Annuitant’s life will be used to determine the Annuity Date. A Contract may name a single (“sole”) Annuitant or two (“Joint”) Annuitants. If you name Joint Annuitants, “the Annuitant” means the sole surviving Annuitant, unless otherwise stated. If the Contract is a Non-Qualified Contract, you cannot change the Annuitant. You may add a Joint Annuitant only on the Annuity Date.

The first sentence in the Death Benefit section of the OVERVIEW OF THE CONTRACT subsection of the California State Considerations section is deleted:

Generally, the Contract provides a death payout upon the first death of an Owner or the death of the sole surviving Annuitant, whichever occurs first, during the accumulation phase.

The deleted sentence above is replaced with the following:

Generally, the Contract provides a death payout upon the first death of an Owner during the accumulation phase. If any optional death benefit rider is elected, a death payout occurs upon the first death of an Owner or the death of the sole surviving Annuitant, whichever occurs first, during the accumulation phase.

The following sentence in the Death Benefits section of the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS subsection of the California State Considerations section is deleted:

Death Benefits

Death benefit proceeds may be payable before the Annuity Date upon the death of the first Annuitant or of any Contract Owner while the Contract is in force.

The deleted sentence above is replaced with the following:

Death Benefits

Death benefit proceeds may be payable before the Annuity Date upon the death of any Contract Owner while the Contract is in force. If any optional death benefit rider is elected, death benefit proceeds may be payable before the Annuity Date upon the death of the first Annuitant or of any Contract Owner while the Contract is in force.

The following sentence in the Death of First Annuitant section of the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS subsection of the California State Considerations section is deleted:

Death of First Annuitant

If the first Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section.

The deleted sentence above is replaced with the following:

Death of First Annuitant

If an optional death benefit rider is elected and the first Annuitant dies before the Annuity Date, the amount of the death benefit will be equal to the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section.

The following sentence in the Death of Owner section of the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS subsection of the California State Considerations section is deleted:

Death of Owner

If the Owner (who is not also an Annuitant) dies before the Annuity Date and prior to the death of an Annuitant, the death benefit amount paid will be the Contract Value (the Death Benefit Amount will not apply) as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section above and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES - Non-Qualified Contracts – General Rules section.

The deleted sentence above is replaced with the following:

Death of Owner

If the Owner dies before the Annuity Date and prior to the death of an Annuitant, the death benefit amount paid will be the Contract Value (the Death Benefit Amount will not apply) as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section above and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES - Non-Qualified Contracts – General Rules section.

Form No. PC2SUPP0624